Financial Instruments (Schedule of Exposure to Credit Risk for Trade Receivables at Reporting Date) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	$ 6,056	$ 8,225
Israel [Member]
Disclosure of financial assets [line items]
Trade receivables	819	29
United States [Member]
Disclosure of financial assets [line items]
Trade receivables	4,644	7,503
Asia Pacific [Member]
Disclosure of financial assets [line items]
Trade receivables	75	497
Rest of the world [Member]
Disclosure of financial assets [line items]
Trade receivables	$ 518	$ 196